EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)
Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)(5)			Assets That Were Repurchased or Replaced(3)(6)			Assets Pending Repurchase or Replacement (within cure period)(3)(7)			Demand in Dispute(3)(8)			Demand Withdrawn(3)(9)			Demand Rejected(3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$997,472,494	4598.00%	0	$0	0.00%	0	$0	0.00%	8180	$997,472,494	4598.00%	0	$0	0.00%	0	$0	0.00%
			8180	$1,000,000,595	100%	8180	$997,472,494	4598.00%	0	$0	0.00%	0	$0	0.00%	8180	$997,472,494	4598.00%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,447,678	3474.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,447,678	3474.94%	0	$0	0.00%	0	$0	0.00%
			6026	$725,466,489	100%	6026	$726,447,678	3474.94%	0	$0	0.00%	0	$0	0.00%	6026	$726,447,678	3474.94%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,561,723,783	3488.12%	0	$0	0.00%	0	$0	0.00%	10243	$1,561,723,783	3488.12%	0	$0	0.00%	0	$0	0.00%
			10243	$1,125,593,429	100%	10243	$1,561,723,783	3488.12%	0	$0	0.00%	0	$0	0.00%	10243	$1,561,723,783	3488.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,001,280,760	3380.36%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,280,760	3380.36%	0	$0	0.00%	0	$0	0.00%
			6934	$1,001,006,146	100%	6934	$1,001,280,760	3380.36%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,280,760	3380.36%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,985,981,382	3286.24%	0	$0	0.00%	0	$0	0.00%	14231	$1,985,981,382	3286.24%	0	$0	0.00%	0	$0	0.00%
			14231	$1,508,000,000	100%	14231	$1,985,981,382	3286.24%	0	$0	0.00%	0	$0	0.00%	14231	$1,985,981,382	3286.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,581,684,010	3459.41%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,684,010	3459.41%	0	$0	0.00%	0	$0	0.00%
			10069	$1,609,714,899	100%	10069	$1,581,684,010	3459.41%	0	$0	0.00%	0	$0	0.00%	10069	$1,581,684,010	3459.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$994,244,618	3349.74%	0	$0	0.00%	0	$0	0.00%	6742	$994,244,618	3349.74%	0	$0	0.00%	0	$0	0.00%
			6742	$1,002,007,280	100%	6742	$994,244,618	3349.74%	0	$0	0.00%	0	$0	0.00%	6742	$994,244,618	3349.74%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$977,789,457	2403.04%	0	$0	0.00%	0	$0	0.00%	6303	$977,789,457	2403.04%	0	$0	0.00%	0	$0	0.00%
			6303	$1,000,000,612	100%	6303	$977,789,457	2403.04%	0	$0	0.00%	0	$0	0.00%	6303	$977,789,457	2403.04%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,942,295,581	2753.28%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,295,581	2753.28%	0	$0	0.00%	0	$0	0.00%
			12382	$2,003,659,682	100%	12382	$1,942,295,581	2753.28%	0	$0	0.00%	0	$0	0.00%	12382	$1,942,295,581	2753.28%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$898,549,033	2483.35%	0	$0	0.00%	0	$0	0.00%	5041	$898,549,033	2483.35%	0	$0	0.00%	0	$0	0.00%
			5041	$927,853,522	100%	5041	$898,549,033	2483.35%	0	$0	0.00%	0	$0	0.00%	5041	$898,549,033	2483.35%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$876,476,880	2418.25%	0	$0	0.00%	0	$0	0.00%	4188	$876,476,880	2418.25%	0	$0	0.00%	0	$0	0.00%
			4188	$901,545,597	100%	4188	$876,476,880	2418.25%	0	$0	0.00%	0	$0	0.00%	4188	$876,476,880	2418.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,126,947,671	1820.58%	0	$0	0.00%	0	$0	0.00%	11757	$2,126,947,671	1820.58%	0	$0	0.00%	0	$0	0.00%
			11757	$2,209,103,240	100%	11757	$2,126,947,671	1820.58%	0	$0	0.00%	0	$0	0.00%	11757	$2,126,947,671	1820.58%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,329,539,762	1633.75%	0	$0	0.00%	0	$0	0.00%	23364	$4,329,539,762	1633.75%	0	$0	0.00%	0	$0	0.00%
			23364	$4,517,684,935	100%	23364	$4,329,539,762	1633.75%	0	$0	0.00%	0	$0	0.00%	23364	$4,329,539,762	1633.75%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,468,024,321	1367.24%	0	$0	0.00%	0	$0	0.00%	8194	$1,468,024,321	1367.24%	0	$0	0.00%	0	$0	0.00%
			8194	$1,523,305,466	100%	8194	$1,468,024,321	1367.24%	0	$0	0.00%	0	$0	0.00%	8194	$1,468,024,321	1367.24%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,927,992,591	1325.65%	0	$0	0.00%	0	$0	0.00%	9976	$1,927,992,591	1325.65%	0	$0	0.00%	0	$0	0.00%
			9976	$2,002,830,254	100%	9976	$1,927,992,591	1325.65%	0	$0	0.00%	0	$0	0.00%	9976	$1,927,992,591	1325.65%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,651,513,745	1382.34%	0	$0	0.00%	0	$0	0.00%	13221	$2,651,513,745	1382.34%	0	$0	0.00%	0	$0	0.00%
			13221	$2,724,537,099	100%	13221	$2,651,513,745	1382.34%	0	$0	0.00%	0	$0	0.00%	13221	$2,651,513,745	1382.34%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$985,595,577	1279.16%	0	$0	0.00%	0	$0	0.00%	5052	$985,595,577	1279.16%	0	$0	0.00%	0	$0	0.00%
			5052	$1,016,304,261	100%	5052	$985,595,577	1279.16%	0	$0	0.00%	0	$0	0.00%	5052	$985,595,577	1279.16%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,078,897,812	1422.77%	0	$0	0.00%	0	$0	0.00%	5638	$1,078,897,812	1422.77%	0	$0	0.00%	0	$0	0.00%
			5638	$1,105,106,536	100%	5638	$1,078,897,812	1422.77%	0	$0	0.00%	0	$0	0.00%	5638	$1,078,897,812	1422.77%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,431,588,967	1217.05%	0	$0	0.00%	0	$0	0.00%	17236	$3,431,588,967	1217.05%	0	$0	0.00%	0	$0	0.00%
			17236	$3,514,417,933	100%	17236	$3,431,588,967	1217.05%	0	$0	0.00%	0	$0	0.00%	17236	$3,431,588,967	1217.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,449,695,563	1181.14%	0	$0	0.00%	0	$0	0.00%	12935	$2,449,695,563	1181.14%	0	$0	0.00%	0	$0	0.00%
			12935	$2,504,784,085	100%	12935	$2,449,695,563	1181.14%	0	$0	0.00%	0	$0	0.00%	12935	$2,449,695,563	1181.14%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,498,099,743	921.90%	0	$0	0.00%	0	$0	0.00%	5937	$1,498,099,743	921.90%	0	$0	0.00%	0	$0	0.00%
			5937	$1,529,015,326	100%	5937	$1,498,099,743	921.90%	0	$0	0.00%	0	$0	0.00%	5937	$1,498,099,743	921.90%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,914,999,745	1104.62%	0	$0	0.00%	0	$0	0.00%	16094	$2,914,999,745	1104.62%	0	$0	0.00%	0	$0	0.00%
			16094	$2,974,479,513	100%	16094	$2,914,999,745	1104.62%	0	$0	0.00%	0	$0	0.00%	16094	$2,914,999,745	1104.62%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,695,852,194	857.37%	0	$0	0.00%	0	$0	0.00%	14075	$2,695,852,194	857.37%	0	$0	0.00%	0	$0	0.00%
			14075	$2,761,008,899	100%	14075	$2,695,852,194	857.37%	0	$0	0.00%	0	$0	0.00%	14075	$2,695,852,194	857.37%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,142,221,508	739.14%	0	$0	0.00%	0	$0	0.00%	9604	$2,142,221,508	739.14%	0	$0	0.00%	0	$0	0.00%
			9604	$2,194,745,157	100%	9604	$2,142,221,508	739.14%	0	$0	0.00%	0	$0	0.00%	9604	$2,142,221,508	739.14%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,444,854,271	584.32%	0	$0	0.00%	0	$0	0.00%	11375	$2,444,854,271	584.32%	0	$0	0.00%	0	$0	0.00%
			11375	$2,501,866,736	100%	11375	$2,444,854,271	584.32%	0	$0	0.00%	0	$0	0.00%	11375	$2,444,854,271	584.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$993,535,049	348.31%	0	$0	0.00%	0	$0	0.00%	4841	$993,535,049	348.31%	0	$0	0.00%	0	$0	0.00%
			4841	$1,033,338,946	100%	4841	$993,535,049	348.31%	0	$0	0.00%	0	$0	0.00%	4841	$993,535,049	348.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,468,685,588	329.69%	0	$0	0.00%	0	$0	0.00%	6608	$1,468,685,588	329.69%	0	$0	0.00%	0	$0	0.00%
			6608	$1,532,272,816	100%	6608	$1,468,685,588	329.69%	0	$0	0.00%	0	$0	0.00%	6608	$1,468,685,588	329.69%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,936,927,223	617.74%	0	$0	0.00%	0	$0	0.00%	14914	$2,936,927,223	617.74%	0	$0	0.00%	0	$0	0.00%
			14914	$3,006,587,525	100%	14914	$2,936,927,223	617.74%	0	$0	0.00%	0	$0	0.00%	14914	$2,936,927,223	617.74%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,711,580,053	573.76%	0	$0	0.00%	0	$0	0.00%	8177	$1,711,580,053	573.76%	0	$0	0.00%	0	$0	0.00%
			8177	$1,750,539,307	100%	8177	$1,711,580,053	573.76%	0	$0	0.00%	0	$0	0.00%	8177	$1,711,580,053	573.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,876,340,111	539.31%	0	$0	0.00%	0	$0	0.00%	9947	$1,876,340,111	539.31%	0	$0	0.00%	0	$0	0.00%
			9947	$1,923,931,222	100%	9947	$1,876,340,111	539.31%	0	$0	0.00%	0	$0	0.00%	9947	$1,876,340,111	539.31%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,871,246,659	466.50%	0	$0	0.00%	0	$0	0.00%	9595	$1,871,246,659	466.50%	0	$0	0.00%	0	$0	0.00%
			9595	$1,925,965,129	100%	9595	$1,871,246,659	466.50%	0	$0	0.00%	0	$0	0.00%	9595	$1,871,246,659	466.50%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,645,123,310	463.14%	0	$0	0.00%	0	$0	0.00%	7973	$1,645,123,310	463.14%	0	$0	0.00%	0	$0	0.00%
			7973	$1,696,308,794	100%	7973	$1,645,123,310	463.14%	0	$0	0.00%	0	$0	0.00%	7973	$1,645,123,310	463.14%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,574,049,711	391.05%	0	$0	0.00%	0	$0	0.00%	7648	$1,574,049,711	391.05%	0	$0	0.00%	0	$0	0.00%
			7648	$1,632,830,233	100%	7648	$1,574,049,711	391.05%	0	$0	0.00%	0	$0	0.00%	7648	$1,574,049,711	391.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,371,066,825	412.86%	0	$0	0.00%	0	$0	0.00%	6646	$1,371,066,825	412.86%	0	$0	0.00%	1	$152,387	0.05%
			6646	$1,418,910,068	100%	6646	$1,371,066,825	412.86%	0	$0	0.00%	0	$0	0.00%	6646	$1,371,066,825	412.86%	0	$0	0.00%	1	$152,387	0.05%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,508,083,240	372.05%	0	$0	0.00%	0	$0	0.00%	7173	$1,508,083,240	372.05%	0	$0	0.00%	0	$0	0.00%
			7173	$1,563,345,085	100%	7173	$1,508,083,240	372.05%	0	$0	0.00%	0	$0	0.00%	7173	$1,508,083,240	372.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$525,175,112	2829.73%	0	$0	0.00%	0	$0	0.00%	8568	$525,175,112	2829.73%	0	$0	0.00%	0	$0	0.00%
			8568	$533,687,570	100%	8568	$525,175,112	2829.73%	0	$0	0.00%	0	$0	0.00%	8568	$525,175,112	2829.73%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,847,996,470	696.81%	0	$0	0.00%	0	$0	0.00%	9169	$1,847,996,470	696.81%	0	$0	0.00%	0	$0	0.00%
			9169	$1,907,889,166	100%	9169	$1,847,996,470	696.81%	0	$0	0.00%	0	$0	0.00%	9169	$1,847,996,470	696.81%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,864,781,065	717.04%	0	$0	0.00%	0	$0	0.00%	10374	$1,864,781,065	717.04%	0	$0	0.00%	0	$0	0.00%
			10374	$1,912,302,287	100%	10374	$1,864,781,065	717.04%	0	$0	0.00%	0	$0	0.00%	10374	$1,864,781,065	717.04%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,872,996,355	747.64%	0	$0	0.00%	0	$0	0.00%	10974	$1,872,996,355	747.64%	0	$0	0.00%	1	$126,965	0.05%
			10974	$1,921,482,693	100%	10974	$1,872,996,355	747.64%	0	$0	0.00%	0	$0	0.00%	10974	$1,872,996,355	747.64%	0	$0	0.00%	1	$126,965	0.05%
			377404	$69,643,428,532	100%	377404	$68,757,355,917	870.65%	0	$0	0.00%	0	$0	0.00%	377404	$68,757,355,917	870.65%	0	$0	0.00%	2	$279,351	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.